UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21908

The Blue Fund Group

(Exact name of registrant as specified in charter)

590 Madison Avenue, 21st Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-490-2583

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Item 1.	Reports to Stockholders.

TheBlueFund

Invested in meaningful change

Shares of the Funds:
- Are not FDIC insured
- May lose value
- Have no bank guarantee

The Blue Large Cap & Small Cap Funds

Annual Report

December 31, 2006

The Blue Fund Group

Letter to Shareholders (Unaudited)

December 31, 2006

Dear Shareholder:

On October 17, 2006, we launched The Blue Large Cap Fund and The Blue Small Cap Fund (the “Funds”). We are very pleased to present you with the annual report for The Blue Fund, including perspectives on the Funds for the year ended December 31, 2006. This report includes financial statements and portfolio holdings for the Funds.

The closing months of 2006 were generally rewarding for domestic equity investors. Strong corporate earnings reports and favorable Federal Reserve Board policies combined with cooling real estate and commodities markets helped to generate an influx of capital into equity markets.

Given this market environment at fourth quarter 2006, we felt it was an opportune time to launch a new brand of ethical investment fund. The Funds invest in companies in the S&P 500 and Russell 2000® indexes that both “act blue” and “give blue”. We build our portfolios on core progressive values like environmental sustainability, community participation and respect for human rights. And then we go a step further, investing only in those companies whose political contributions demonstrate a sincere commitment to these values.

We believe The Blue Fund can be as successful as the movement that we build together, as shareholders and as activists. Through shareholder activism and careful portfolio management, we are working hard to earn your confidence.

Sincerely,

Daniel de Faro Adamson President

1	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Summary of Portfolio Investments (Unaudited)

December 31, 2006

The summary of the Large Cap Fund investments as of December 31, 2006.

Portfolio Diversification	Percentages of Total Portfolio Investments
Information Technology	24.7%
Financials	20.6%
Consumer Discretionary	20.4%
Consumer Staples	10.0%
Utilities	9.0%
Health Care	7.9%
Industrials	7.1%
Telecommunications Services	0.3%

Total	100.0%

The summary of the Small Cap Fund investments as of December 31, 2006.

Portfolio Diversification	Percentage of Total Portfolio Investments
Information Technology	22.9%
Financials	18.6%
Consumer Discretionary	18.2%
Health Care	14.3%
Industrials	8.6%
REIT’s	7.3%
Consumer Staples	3.1%
Materials	2.4%
Energy	2.4%
Utilities	2.0%
Telecommunications Services	0.2%

Total	100.0%

Annual Report : December 31, 2006	2

The Blue Fund Group

The Blue Large Cap Fund

Schedule of Portfolio Investments

December 31, 2006

Shares	Security Description	Value
	COMMON STOCKS (81.1%):
	Consumer Discretionary (16.5%):
126	Bed Bath & Beyond, Inc. (b)	$4,801
277	CBS Corp., Class B	8,637
151	Coach, Inc. (b)	6,487
207	Gap, Inc. (The)	4,037
37	Harman International Industries, Inc.	3,697
179	Interpublic Group of Cos., Inc. (b)	2,191
78	Johnson Controls, Inc.	6,702
165	Kimco Realty Corp.	7,417
151	Mattel, Inc.	3,422
124	McGraw-Hill Cos., Inc. (The)	8,434
57	Nike, Inc., Class B	5,645
270	Starbucks Corp. (b)	9,562
90	Starwood Hotels & Resorts Worldwide, Inc.	5,625
16	V.F. Corp.	1,313
43	Whole Foods Market, Inc.	2,018

		79,988

	Consumer Staples (8.1%):
53	Clorox Co. (The)	3,400
201	Colgate-Palmolive Co.	13,113
187	Costco Wholesale Corp.	9,887
289	CVS Corp.	8,933
89	Estee Lauder Cos., Inc. (The), Class A	3,633

		38,966

	Financials (16.7%):
272	Bank of New York Co., Inc.	10,709
35	Boston Properties, Inc.	3,916
2	Capital One Financial Corp.	154
175	E*TRADE Financial Corp. (b)	3,924
257	Fannie Mae	15,262
187	Lehman Brothers Holdings, Inc.	14,608
34	M&T Bank Corp.	4,153
275	Progressive Corp. (The)	6,661
124	Realogy Corp. (b)	3,760
66	Simon Property Group, Inc.	6,685
98	State Street Corp.	6,609
37	Vornado Realty Trust	4,496

		80,937

	Health Care (6.4%):
111	Applera Corp. (Applied Biosystems Group)	4,073
151	Biogen Idec, Inc. (b)	7,428
144	Forest Laboratories, Inc. (b)	7,286
204	St. Jude Medical, Inc. (b)	7,458
88	Stryker Corp.	4,850

		31,095

	Industrials (5.8%):
94	Apollo Group, Inc., Class A (b)	3,663
34	Avery Dennison Corp.	2,310
110	Danaher Corp.	7,967
145	H&R Block, Inc.	3,341
38	L-3 Communications Holdings, Inc.	3,108
151	Norfolk Southern Corp.	7,594

		27,983

	Information Technology (20.0%):
219	Adobe Systems, Inc. (b)	9,005
170	Altera Corp. (b)	3,346
193	Apple Computer, Inc. (b)	16,374
64	Citrix Systems, Inc. (b)	1,731
141	Electronic Arts, Inc. (b)	7,101
273	First Data Corp.	6,967
32	Google, Inc., Class A (b)	14,735
265	Juniper Networks, Inc. (b)	5,019
204	NVIDIA Corp. (b)	7,550
200	Paychex, Inc.	7,908
390	QUALCOMM, Inc.	14,738
59	SanDisk Corp. (b)	2,539
1	Thermo Electron Corp. (b)	45

		97,058

	Telecommunication Services (0.3%):
86	ADC Telecommunications, Inc. (b)	1,250

	Utilities (7.3%):
122	Consolidated Edison, Inc.	5,865
169	FPL Group, Inc.	9,196
153	KeySpan Corp.	6,301
202	PG&E Corp.	9,560
77	Sempra Energy	4,310

		35,232

	Total Common Stocks	392,509

	Total Investments (Cost $379,198) - 81.1%	392,509
	Total securities sold short - (0.6%)	(2,956)
	Other assets in excess of liabilities - 19.5%	94,277

	NET ASSETS - 100.0%	$483,830

Percentages indicated are based on net assets. (b) Non-income producing securities.

The Blue Large Cap Fund

Schedule of Securities Sold Short †	December 31, 2006

Shares	Security Description	Value
	COMMON STOCKS (0.6%):
	Residential REIT’s (0.6%):
86	Agree Realty Corp.	$2,956

	Total Securities Sold Short (Proceeds $2,964)	2,956

	Total Securities Sold Short (-0.6%)	(2,956)
	Total Investments (81.1%)	392,509
	Other assets in excess of liabilities (19.5%)	94,277

	Net Assets (100.0%)	$483,830

†

The short security position was the result of a trading error. The selling short of securities is prohibited by the Funds Investment Policies. Subsequent to year end the above position was closed and resulted in a small gain to the Fund.

See notes to financial statements.

3	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments

December 31, 2006

Shares	Security Description	Value
	COMMON STOCKS (81.2%):
	Consumer Discretionary (14.7%):
106	1-800-FLOWERS.COM, Inc. - Class A (b)	$653
80	99 Cents Only Stores (b)	974
37	ADVO, Inc.	1,206
6	Alexander’s, Inc. (b)	2,518
65	Ameristar Casinos, Inc.	1,998
34	Arbitron Inc.	1,477
39	Audible, Inc. (b)	309
220	Blockbuster, Inc. (b)	1,164
30	Bright Horizons Family Solutions, Inc. (b)	1,160
22	Buckle, Inc. (The)	1,119
33	Build-A-Bear Workshop, Inc. (b)	925
85	Callaway Golf Co.	1,225
54	Catalina Marketing Corp.	1,485
171	Charming Shoppes, Inc. (b)	2,314
505	Charter Communications, Inc. - Class A (b)	1,545
14	Cherokee, Inc.	601
132	Citadel Broadcasting Corp.	1,315
33	Cole (Kenneth) Productions, Inc.	792
38	Conn’s, Inc. (b)	884
22	CoStar Group, Inc. (b)	1,178
20	Courier Corp.	779
18	CRA International, Inc. (b)	943
81	Crawford & Co. - Class B	591
59	Dover Motorsports, Inc.	313
69	Educate, Inc. (b)	491
60	Emmis Communications Corp., Class A	494
46	Entercom Communications Corp.	1,296
121	Entravision Communications Corp. (b)	995
37	Ethan Allen Interiors, Inc.	1,336
78	Gray Television, Inc.	572
50	Great Wolf Resorts, Inc. (b)	698
37	Gymboree (b)	1,412
37	Haverty Furniture Cos., Inc. - Class A	548
21	IHOP Corp.	1,107
63	Interface (b)	896
40	K-Swiss, Inc., Class A	1,230
44	Kimball International, Inc., Class B	1,069
37	Landry’s Restaurants, Inc.	1,113
22	Lifetime Brands, Inc.	361
82	Lin TV Corp. - Class A (b)	816
35	Marcus Corp.	895
31	Monarch Casino & Resort, Inc. (b)	740
29	Movado Group, Inc.	841
44	MTR Gaming Group, Inc. (b)	538
65	New York & Co., Inc. (b)	850
22	Noble International Ltd.	441
116	Opsware, Inc. (b)	1,023
37	Overstock.com, Inc. (b)	585
55	Pinnacle Entertainment, Inc. (b)	1,823
23	Pre-Paid Legal Services, Inc.	900
46	Priceline.com, Inc. (b)	2,006
113	Radio One, Inc. (b)	762
39	RARE Hospitality International, Inc. (b)	1,284
49	Scholastic Corp. (b)	1,756
62	Select Comfort Corp. (b)	1,078
85	Source Information Mgmt. Co. (b)	694
104	Spanish Broadcasting System, Inc. - Class A (b)	427
39	Stamps.com, Inc. (b)	614
50	Stein Mart, Inc.	663
13	Steinway Musical Instruments, Inc. (b)	403
24	Steven Madden Ltd.	842
23	Syms Corp. (b)	458
46	Tarragon Corp.	560
53	Tenneco Automotive, Inc. (b)	1,310
102	Triarc Cos., Inc.	2,040
53	Warnaco Group, Inc. (The) (b)	1,345
35	West Marine, Inc. (b)	604
181	World Wrestling Entertainment, Inc.	2,951
32	Zumiez, Inc. (b)	945

		71,280

	Consumer Staples (2.5%):
47	AFC Enterprises, Inc. (b)	830
5	Arden Group, Inc. - Class A	619
22	Boston Beer Company, Inc. - Class A (b)	792
47	Elizabeth Arden, Inc. (b)	895
12	Green Mountain Coffee Roasters, Inc. (b)	591
45	Hain Celestial Group, Inc., (The) (b)	1,405
30	J & J Snack Foods Corp.	1,242
12	Maui Land & Pineapple Co. (b)	407
61	National Beverage Corp.	856
18	NBTY, Inc. (b)	748
669	Revlon, Inc. (b)	856
49	United Natural Foods, Inc. (b)	1,761
27	WD-40 Co.	941

		11,943

	Diversified REIT’s (0.4%):
77	Investors Real Estate Trust	790
61	Lexington Realty Trust	1,368

		2,158

	Energy (2.0%):
30	Carrizo Oil & Gas, Inc. (b)	871
61	Encore Acquisition Co. (b)	1,496
22	Gulf Island Fabrication, Inc	812
60	Harvest Natural Resources, Inc. (b)	638
22	Kadant, Inc. (b)	536
36	Lone Star Technologies, Inc. (b)	1,743
24	MGE Energy, Inc	878
18	Petroleum Development Corp. (b)	775
141	Plug Power, Inc. (b)	548
34	South Jersey Industries, Inc.	1,136

		9,433

See notes to financial statements.

Annual Report : December 31, 2006	4

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

December 31, 2006

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Financials (15.1%):
94	Advance American Cash Advance Centers, Inc.	1,377
114	Apollo Investment Corp.	2,554
22	ASTA Funding, Inc.	670
22	Bancorp, Inc. (The) (b)	651
27	Bank of the Ozarks, Inc.	893
42	BankUnited Financial Corp., Class A	1,174
17	Capital Corp. of the West	546
18	Capitol Bancorp	832
79	Cathay Bancorp, Inc.	2,726
35	Central Pacific Financial Corp.	1,357
60	CharterMac	1,288
20	City Holding Co.	818
42	Cohen & Steers, Inc.	1,687
34	Community Bank System, Inc.	782
175	Doral Financial Corp.	502
42	Electro Rent Corp. (b)	701
12	Farmers Capital Bank Corp.	410
77	First Acceptance Corp. (b)	825
23	First Bancorp	502
35	First Cash Financial Services, Inc. (b)	905
45	First Financial Bancorp	747
27	First Indiana Corp.	685
19	FirstFed Financial Corp. (b)	1,272
190	Fremont General Corp.	3,080
52	Frontier Financial Corp.	1,520
78	Great Southern Bancorp, Inc.	2,302
27	Heartland Financial USA, Inc.	779
23	Independent Bank Corp.	829
33	Interchange Financial Services Corp.	759
64	International Securities Exchange Holdings, Inc.	2,995
34	Irwin Financial Corp.	769
9	ITLA Capital Corp.	531
98	Labranche and Co., Inc. (b)	963
26	Macatawa Bank Corp.	553
61	MCG Capital Corp.	1,240
13	Mercantile Bank Corp.	490
42	Nara Bancorp, Inc.	879
44	National Financial Partners Corp.	1,935
146	NewAlliance Bancshares, Inc.	2,394
50	Newcastle Investment Corp.	1,566
40	Oriental Financial Group, inc.	518
34	Presidential Life Corp.	746
24	PrivateBancorp, Inc.	999
38	ProAssurance Corp. (b)	1,897
38	Prosperity Bancshares, Inc.	1,311
176	Provident Financial Services, Inc.	3,190
84	R & G Financial Corp., Class B	643
29	Resource America, Inc. - Class A	766
31	Rockville Financial, Inc.	553
54	Santander BanCorp.	964
17	Suffolk Bancorp	648
40	SVB Financial Group (b)	1,865
36	Tanger Factory Outlet Centers, Inc.	1,407
30	TierOne Corp.	948
16	Tompkins Trustco, Inc.	727
48	United Bankshares, Inc.	1,855
67	Universal American Financial Corp. (b)	1,249
35	Virginia Commerce Bancorp, Inc. (b)	696
189	W Holding Co., Inc.	1,126
30	Wintrust Financial Corp.	1,441
43	Zenith National Insurance Corp.	2,017

		73,054

	Health Care (11.6%):
73	Align Technology, Inc. (b)	1,020
217	Alkermes, Inc. (b)	2,901
60	Allscripts Healthcare Solutions, Inc. (b)	1,619
16	Analogic Corp.	898
54	Arena Pharmaceuticals, Inc. (b)	697
21	Bio-Reference Laboratories, Inc. (b)	472
30	Chemed Corp.	1,109
43	Conor Medsystems, Inc. (b)	1,347
163	Cubist Pharmaceuticals, Inc. (b)	2,953
52	Cypress Bioscience, Inc. (b)	403
25	Datascope Corp.	911
70	Dendrite International, Inc. (b)	750
27	Digene Corp. (b)	1,294
111	Durect Corp. (b)	493
52	Enzo Biochem, Inc. (b)	742
80	eResearch Technology, Inc. (b)	538
97	Exelixis, Inc. (b)	873
91	Idenix Pharmaceuticals, Inc. (b)	791
53	Illumina, Inc. (b)	2,083
136	Incyte Corp. (b)	794
33	Integra LifeSciences Holdings (b)	1,405
47	IntraLase Corp. (b)	1,052
38	Inverness Medical Innovation, Inc. (b)	1,471
120	Isis Pharmaceuticals, Inc. (b)	1,334
18	Kensey Nash Corp. (b)	572
51	Kyphon, Inc. (b)	2,060
47	L-1 Identity Solutions, Inc. (b)	711
39	LifeCell Corp. (b)	941
57	Mannkind Corp. (b)	940
58	Medicines Co.(The) (b)	1,840
83	Medicis Pharmaceutical Corp., Class A	2,917
37	Medis Technologies, Inc. (b)	645
32	Molina Healthcare, Inc. (b)	1,040
51	Momenta Pharmaceuticals, Inc. (b)	802
211	Monogram Biosciences, Inc. (b)	376
74	NPS Pharmaceuticals, Inc. (b)	335
60	Nuvelo, Inc. (b)	240
56	Odyssey HealthCare, Inc. (b)	743
20	Palomar Medical Technologies, Inc. (b)	1,013

See notes to financial statements.

5	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

December 31, 2006

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Health Care, continued:
40	Par Pharmaceutical Cos., Inc. (b)	895
37	Pharmion Corp. (b)	952
27	PolyMedica, Corp.	1,091
66	Regeneron Pharmaceuticals, Inc. (b)	1,325
48	Renovis, Inc. (b)	152
58	Sunrise Senior Living, Inc. (b)	1,782
50	TriZetto Group, Inc. (b)	919
26	United Therapeutics Corp. (b)	1,414
36	Varian, Inc. (b)	1,612
21	Vital Images, Inc. (b)	731
15	Vital Signs, Inc.	749
77	Zymogenetics, Inc. (b)	1,199

		55,946

	Industrials (7.0%):
56	ABM Industries, Inc.	1,272
22	Advisory Board Co. (The) (b)	1,178
34	AMERCO (b)	2,957
53	American Superconductor Corp. (b)	520
46	Apogee Enterprises, Inc.	888
31	Ceradyne, Inc. (b)	1,752
23	Clean Harbors, Inc. (b)	1,113
32	Coinstar, Inc. (b)	978
67	Comfort Systems USA, Inc.	847
33	EDO Corp.	783
261	Entegris, Inc. (b)	2,824
35	Essex Corp. (b)	837
20	Gehl Co. (b)	551
26	Greenbrier Cos., Inc. (The)	780
34	Griffon Corp. (b)	867
29	HEICO Corp.	1,126
40	Hudson Highland Group, Inc. (b)	667
119	Ionatron, Inc. (b)	488
56	Knoll, Inc.	1,232
50	Korn/Ferry International (b)	1,148
29	McGrath Rentcorp	888
35	Mercury Computer Systems, Inc. (b)	468
41	Mobile Mini, Inc. (b)	1,105
99	Power-One, Inc. (b)	721
56	Progressive Gaming International Corp. (b)	508
55	Simpson Manufacturing Co., Inc.	1,741
93	Sotheby’s	2,885
30	Tennant Co.	870
18	United Industrial Corp.	914
68	Vicor Corp.	755

		33,663

	Information Technology (18.6%):
526	3Com Corp. (b)	2,162
42	Actel Corp. (b)	763
51	Advanced Energy Industries, Inc. (b)	962
34	Advent Software, Inc. (b)	1,200
85	Aeroflex, Inc. (b)	996
52	American Reprographics Co. (b)	1,732
109	aQuantive, Inc. (b)	2,688
37	Argon ST, Inc. (b)	797
60	Atheros Communications (b)	1,279
37	Audiovox Corp (b)	521
116	Axcelis Technologies, Inc. (b)	676
23	Badger Meter, Inc.	637
30	Bankrate, Inc. (b)	1,139
50	Blackbaud, Inc.	1,300
58	Brightpoint, Inc. (b)	780
556	CMGI, Inc. (b)	745
272	CNET Networks, Inc. (b)	2,472
208	Cogent, Inc. (b)	2,290
59	Concur Technologies, Inc. (b)	946
106	Digitas, Inc. (b)	1,421
30	Diodes, Inc. (b)	1,064
53	Ditech Networks, Inc. (b)	367
64	Echelon Corp. (b)	512
78	FalconStor Software, Inc. (b)	675
73	FormFactor, Inc. (b)	2,719
26	Forrester Research, Inc. (b)	705
739	Gemstar-TV Guide International, Inc. (b)...	2,963
52	GSI Commerce, Inc. (b)	975
86	iGATE Corp. (b)	592
200	Informatica Corp. (b)	2,442
90	infoUSA, Inc.	1,072
59	InPhonic, Inc. (b)	654
69	Interwoven Software, Inc. (b)	1,012
34	Intevac, Inc. (b)	882
104	ipass, Inc. (b)	612
29	Itron, Inc. (b)	1,503
57	j2 Global Communications, Inc. (b)	1,553
57	Jupitermedia Corp. (b)	451
67	Keane, Inc. (b)	798
110	Kopin Corp. (b)	393
30	LodgeNet Entertainment Corp. (b)	751
60	Magma Design Automation, Inc. (b)	536
34	MapInfo Corp. (b)	444
15	MicroStrategy, Inc. - Class A (b)	1,710
105	Midway Games, Inc. (b)	733
175	Move, Inc. (b)	964
30	MTS Systems Corp.	1,159
224	Nuance Communications, Inc. (b)	2,567
27	OSI Systems, Inc. (b)	565
139	Palm, Inc. (b)	1,959
95	Parametric Technology Corp. (b)	1,712
47	Paxar Corp. (b)	1,084
44	PDF Solutions, Inc. (b)	636
57	Pegasystems, Inc	563
57	Presstek, Inc. (b)	363
47	Progress Software Corp. (b)	1,313
307	Quantum Corp. (b)	712
214	RealNetworks, Inc. (b)	2,341

See notes to financial statements.

Annual Report : December 31, 2006	6

The Blue Fund Group

The Blue Small Cap Fund

Schedule of Portfolio Investments, continued

December 31, 2006

Shares	Security Description	Value
	COMMON STOCKS, continued:
	Information Technology, continued:
79	Redback Networks, Inc. (b)	1,970
48	Renanissance Learning, Inc.	851
44	SafeNet, Inc. (b)	1,053
143	Sapient Corp. (b)	785
59	SiRF Technology Holdings, Inc. (b)	1,506
81	sSPEED, Inc. (b)	707
22	Supertex, Inc. (b)	864
520	Sycamore Networks, Inc. (b)	1,955
57	Systemax, Inc. (b)	995
290	Tibco Software, Inc. (b)	2,738
75	United Online, Inc.	996
51	Universal Display Corp. (b)	766
239	UTStarcom, Inc. (b)	2,091
131	ValueClick, Inc. (b)	3,097
59	VASCO Data Security International, Inc. (b)	699
37	Virage Logic Corp. (b)	344
55	Witness Systems, Inc. (b)	964

		89,943

	Materials (2.0%):
42	American Vanguard Corp.	668
51	Beacon Roofing Supply, Inc. (b)	960
156	Hercules, Inc. (b)	3,012
23	Minerals Technologies, Inc.	1,352
57	Myers Industries, Inc.	893
35	Schnitzer Steel Industries, Inc., Class A	1,390
38	Symyx Technologies, Inc. (b)	820
18	Weyco Group	447

		9,542

	Mortgage REIT’s (1.7%):
66	Anthracite Capital, Inc.	840
76	Fieldstone Investment Corp.	333
30	Gramercy Capital Corp.	927
128	MFA Mortgage Investments, Inc.	984
69	NorthStar Realty Finance Corp.	1,143
40	NovaStar Financial, Inc.	1,066
32	Rait Financial Trust	1,103
30	Redwood Trust, Inc.	1,743

		8,139

	Office REIT’s (0.6%):
74	Maguire Properties, Inc.	2,960

	Residential REIT’s (0.2%):
29	Sun Communities, Inc.	938

	Retail REIT’s (1.2%):
37	Acadia Realty Trust	926
42	Glimcher Realty Trust	1,122
47	Kite Realty Group Trust	875
42	Pennsylvania Real Estate Investment Trust	1,653
27	Ramco-Gershenson Properties Trust	1,030

		5,606

	Specialized REIT’s (1.8%):
46	Hersha Hospitality Trust	522
70	Highland Hospitality Corp.	998
66	LaSalle Hotel Properties	3,025
38	LTC Properties, Inc.	1,038
68	Omega Healthcare Investors, Inc.	1,205
66	U-STORE-IT Trust	1,356
43	Winston Hotels, Inc.	570

		8,714

	Telecommunication Services (0.2%):
78	Syniverse Holdings, Inc. (b)	1,169

	Utilities (1.6%):
32	New Jersey Resources Corp.	1,555
32	Northwest Natural Gas Co.	1,358
44	People’s Energy Corp.	1,962
28	UIL Holdings Corp.	1,181
56	WGL Holdings, Inc.	1,824
		7,880

	Total Common Stocks	392,368

	RIGHTS (0.0%):
	Consumer Staples (0.0%):
669	Revlon, Inc., Expiration date 1/18/07	33

	Total Rights	33

	Total Investments (Cost $383,967) - 81.2%	392,401
	Other assets in excess of liabilities - 18.8%	91,064

	NET ASSETS - 100.0%	$483,465

Percentages indicated are based on net assets. (b) Non-income producing securities.

See notes to financial statements.

7	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Statements of Assets and Liabilities

December 31, 2006

	THE BLUE LARGE CAP FUND	THE BLUE SMALL CAP FUND
Assets:
Investments, at value (cost $379,198 and $ 383,967)	$392,509	$392,401
Cash	86,152	80,965
Interest and dividends receivable	650	607
Receivable for securities sold short	2,964	—
Receivable from Investment Advisor	6,452	12,906
Prepaid offering - Net	28,251	28,251
Prepaid expenses	10,037	11,164

Total Assets	527,015	526,294
Liabilities:
Securities sold short, at value (proceeds $ 2,964)	$2,956	$—
Accrued expenses and other payables:
Administration	617	479
Accounting	511	450
Chief Compliance Officer	2,556	2,860
Distribution	100	102
Transfer agent	5,410	5,170
Other	31,035	33,768

Total Liabilities	43,185	42,829

Net Assets	$483,830	$483,465

Composition of Net Assets:
Capital	$468,987	$470,981
Undistributed net investment income	54	—
Accumulated net realized gains from investment transactions	1,470	4,050
Unrealized appreciation from investments and securities sold short	13,319	8,434

Net Assets	$483,830	$483,465

Shares Outstanding (no par value, unlimited number of authorized shares)	46,515	46,912

Net Asset Value, Offering and Redemption Price per share	$10.40	$10.31

See notes to financial statements.

Annual Report : December 31, 2006	8

The Blue Fund Group

Statements of Operations

For the period ended December 31, 2006 (a)

	THE BLUE LARGE CAP FUND	THE BLUE SMALL CAP FUND
Investment Income:
Dividends	$1,410	$1,566

Total Investment Income:	1,410	1,566
Expenses:
Investment Adviser	$892	$1,231
Administration	14,219	11,726
Distribution	223	246
Accounting	10,101	10,906
Audit	14,396	16,104
Legal	7,140	8,240
Chief Compliance Officer	7,559	8,691
Custodian	7,430	7,400
Transfer Agent	9,011	8,766
Trustee	6,765	8,227
Insurance	2,206	2,679
Offering	9,382	9,382
Shareholder Reporting	3,052	3,242
Other	2,044	2,146

Total expenses before fee reductions	94,420	98,986

Fees reduced/reimbursed by the Investment Adviser	(89,094)	(93,123)
Custody earnings credit	(360)	(410)
Fees voluntarily reduced by Legal	(610)	(710)
Fees voluntarily reduced by the Administrator	(3,000)	(3,000)

Net Expenses	1,356	1,743

Net Investment Income (Loss)	54	(177)

Realized and Unrealized Gains from Investments:
Realized gains from investment transactions	1,470	4,227
Change in unrealized appreciation/depreciation from investments and securities sold short	13,319	8,434

Net realized/unrealized gains from investments	14,789	12,661

Change in net assets resulting from operations	$14,843	$12,484

(a)	Fund commenced operations on October 2, 2006

See notes to financial statements.

9	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Statements of Changes in Net Assets

	THE BLUE LARGE CAP FUND	THE BLUE SMALL CAP FUND
	For the period ended December 31, 2006 (a)	For the period ended December 31, 2006 (a)
CHANGE IN NET ASSETS:
Operations:
Net investment income (loss)	$54	$(177)
Realized gains from investment transactions	1,470	4,227
Change in unrealized appreciation/depreciation from investments and securities sold short	13,319	8,434

Change in net assets resulting from operations	14,843	12,484

Capital Transactions:
Proceeds from shares issued	519,037	521,031
Cost of shares redeemed	(50,050)	(50,050)

Change in net assets from capital share transactions	468,987	470,981

Change in net assets	483,830	483,465
Net Assets:
Beginning of period	—	—

End of period	$483,830	$483,465

Share Transactions:
Issued	51,268	51,743
Redeemed	(4,753)	(4,831)

Change in shares	46,515	46,912

Undistributed net investment income	$54	$—

(a)	Fund commenced operations on October 2, 2006.

See notes to financial statements.

Annual Report : December 31, 2006	10

The Blue Fund Group

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	THE BLUE LARGE CAP FUND	THE BLUE SMALL CAP FUND
	For the period ended December 31, 2006 (a)	For the period ended December 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.00	$10.00

Investment Operations:
Net investment income	— (d)	— (d)
Net realized and unrealized gains from investments and securities sold short	0.40	0.31

Total from investment operations	0.40	0.31

Net Asset Value, End of Period	$10.40	$10.31

Total Return (b)	3.79%*	2.89%*
Ratios/Supplementary Data:
Net Assets at end of period (000)	$484	$483
Ratio of expenses to average net assets after voluntary and contractual waivers and reimbursements (c)	1.50%	1.75%
Ratio of net investment income to average net assets (c)	0.06%	(0.18%)
Ratio of expenses to average net assets before voluntary and contractual waivers and reimbursements (c)	104.44%	99.32%
Portfolio turnover	20%	18%

(a)	Fund commenced operations on October 2, 2006.

(b)	Not annualized for periods less than a year.

(c)	Annualized for periods less than a year.

(d)	Amount less than $0.005.

*	Represents performance beginning on the first day of security trading (October 17, 2006). Total return from commencement of offering of shares was 4.00% and 3.10% for the Large Cap and Small Cap Funds, respectively.

See notes to financial statements.

11	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Notes to Financial Statements

December 31, 2006

1.	ORGANIZATION

The Blue Fund Group (the “Trust”) was organized as a Massachusetts business trust under the laws of the State of Massachusetts on May 11, 2006. The Trust is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each with its own investment strategy and risk/reward profile: The Blue Large Cap Fund (“Large Cap”) and The Blue Small Cap Fund (“Small Cap”), (individually a “Fund”, collectively the “Funds”).

The Large Cap investment objective is to match the performance of the Blue Large Cap Index. The Blue Large Cap Index is a diversified benchmark constructed to measure the performance of blue companies in the S&P 500. The Small Cap investment objective is to match the performance of the Blue Small Cap Index. The Blue Small Cap Index is a diversified benchmark constructed to measure the performance of blue companies in the Russell 2000®.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statement. Actual results could differ from those estimates.

Securities Valuation: The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by the Investment Advisor under the direction of the Board of Trustees.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period

Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposed, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses: Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Trust are allocated among the respective series based on relative net assets or another appropriate basis.

Organization and Offering Expenses: All costs incurred by the Trust in connection with the organization of the Funds, principally professional fees and printing, were paid on behalf of the Trust by Blue Investment Management, LLC and will not be borne by the Funds. Offering expenses totaled $37,633 and $37,633 for the Large Cap and Small Cap, respectively.

Annual Report : December 31, 2006	12

The Blue Fund Group

Notes to Financial Statements, continued

December 31, 2006

Costs incurred in connection with the offering and initial registration of the Trust are amortized on a straight-line basis over the first twelve months after the commencement of operations.

Dividends to Shareholders: Dividends from net investment income, if any, are declared and paid annually by the Funds. Dividends from net realized gains, if any, are declared and distributed at least annually by the Funds. Dividends to shareholders are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

3.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser: Blue Investment Management, LLC (the “Investment Adviser”) serves as the investment adviser to each Fund. Under the terms of the investment advisory agreement, the Investment Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 1.00% and 1.25% of average net assets for the Large Cap and Small Cap Funds, respectively.

Under the terms of the five-year fee waiver and expense limitation agreement, the Investment Adviser has contractually agreed to limit the expenses to the extent that the Funds total annual operating expenses (not including brokerage commissions, hedging transaction fees, and other investment related costs, extraordinary, non-recurring and certain other unusual expenses such as litigation expenses and other extraordinary legal expenses, securities lending fees and expenses and transfer taxes) exceed 1.50% and 1.75% for the Large Cap and Small Cap Funds, respectively. The Investment Adviser is entitled to recoup amounts previously waived or reimbursed within 3 years of the month the initial waiver or reimbursement took place provided that by recouping payments the Investment Adviser does not force the Funds to exceed their current expense limitation agreements. The Funds have the following amounts available for future recoupment:

Fund	Amount	Expiration
Large Cap Fund	$89,094	October - December 2009
Small Cap Fund	$93,123	October - December 2009

Certain officers and trustees of the Trust are affiliated with the Investment Adviser. None of these individuals receives a fee from the Trust for serving as an officer or trustee.

Administrator: BISYS Fund Services Ohio, Inc. (the “Administrator” or “BISYS”), a wholly-owned subsidiary of The BISYS Group, Inc., serves as administrator of the Trust. The Trust and the Administrator have entered into a Master Services Agreement, under which the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Funds’ activities. Under the terms of the Master Services Agreement, the Administrator is entitled to receive an annual asset-based fee for administration and fund accounting of 13 basis points (0.13%) on the first $250 million in aggregate net

13	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Notes to Financial Statements, continued

December 31, 2006

assets of all Funds; 10 basis points (0.10%) of aggregate net assets of all Funds from over $250 million to $500 million; 7.5 basis points (0.075%) of aggregate net assets of all Funds in excess of $500 million. The annual asset-based fee is subject to an annual minimum equal to $82,500 for the first Fund plus $67,500 for the second Fund and $82,500 for each Fund in excess of two Funds. Under the Master Services Agreement, BISYS also serves as transfer agent and dividend disbursing agent to the Funds. BISYS is entitled to receive an annual per-account fee for such services that is applied to each shareholder account on BISYS’ transfer agency system, subject to an annual minimum of $17,000 per class. For providing Administration, Fund Accounting and Transfer Agency fees to the Trust, BISYS is entitled to an annual minimum fee of $165,000. BISYS is entitled to reimbursement for certain other fees. During the period, BISYS voluntarily waived $6,000 of fees.

Certain officers of the Trust are affiliated with the Administrator. With the exception of the Chief Compliance Officer (as noted below), none of these individuals receives a fee from the Trust for serving as an officer.

Chief Compliance Officer: BISYS also provides certain compliance services to the Trust pursuant to a Compliance Services Agreement. For its services, BISYS receives an annual fee for the first year of $65,000, plus reimbursement for actual out-of-pocket expenses incurred while providing services to the Trust. This fee increases by $10,000 per year for years two and three of this agreement.

Distributor: The Trust has retained BISYS Fund Services Limited Partnership (the “Distributor”), a wholly-owned subsidiary of The BISYS Group, Inc. and an affiliate of the Administrator, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Adviser. Fees for such distribution services are paid to the Distributor by the Adviser.

Distribution Plan: Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Pursuant to the Distribution Plan, each Fund will pay up to 0.25% of its average daily net assets for distribution related expenses. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective classes of shares.

4.	PURCHASES AND SALES OF SECURITIES:

Purchases of and proceeds from sales, excluding short-term securities, for the Fund for the period ended December 31, 2006.

Fund	Purchases	Sales
Large Cap Fund	$430,159	$52,411
Small Cap Fund	$442,744	$63,004

5.	FEDERAL INCOME TAX INFORMATION:

At December 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Fund	$376,234	$18,299	$(4,980)	$13,319
Small Cap Fund	$383,967	$24,405	$(15,971)	$8,434

As of December 31, 2006 the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Net Unrealized Appreciation	Total Accumulated Earnings - Net
Large Cap Fund	$1,504	$20	$1,524	$—	$13,319	$14,843
Small Cap Fund	$4,050	$—	$4,050	$—	$8,434	$12,484

Annual Report : December 31, 2006	14

The Blue Fund Group

Notes to Financial Statements, continued

December 31, 2006

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, Blue Investment Management LLC and the Funds’ CEO held 22% and 11%, respectively, of the outstanding shares of the Large Cap Fund. They also held 43% and 10%, respectively of the outstanding shares of the Small Cap Fund.

15	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Report of Independent Registered Public Accounting Firm

December 31, 2006

To The Shareholders and

Board of Trustees of

The Blue Fund Group

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Blue Fund Group, comprising The Blue Large Cap Fund and The Blue Small Cap Fund (the “Funds”), as of December 31, 2006, and the related statements of operations and changes in net assets, and financial highlights for the period October 2, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Fund’s custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting The Blue Fund Group, as of December 31, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD. Westlake, Ohio February 26, 2007

Annual Report : December 31, 2006	16

The Blue Fund Group

Additional Information (Unaudited)

December 31, 2006

EXPENSE COMPARISON

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 17, 2006 through December 31, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/17/06	Ending Account Value 12/31/06	Expense Paid During Period* 10/17/06 - 12/31/06	Expense Ratio During Period 10/17/06 - 12/31/06
Large Cap Fund**	$1,000.00	$1,037.90	$3.18	1.50%
Small Cap Fund**	1,000.00	1,028.90	3.70	1.75%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the actual number of days of operations in the most recent fiscal half-year divided by the number of days in the period.

**	Information shown reflects values using the expense ratios and rates of returns for the period from October 17, 2006 ( first day of security trading) to December 31, 2006.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expense Paid During Period* 7/1/06 - 12/31/06	Expense Ratio During Period 7/1/06 - 12/31/06
Large Cap Fund	$1,000.00	$1,017.64	$7.63	1.50%
Small Cap Fund	1,000.00	1,016.38	8.89	1.75%

*	Expenses are equal to the average account value times the Funds’ annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

17	The Blue Fund : Invested in Meaningful Change

The Blue Fund Group

Additional Information, continued

December 31, 2006

This report is for the information of the shareholders of The Blue Fund. Its use in connection with any offering of the Funds’ shares is authorized only in case of concurrent or prior delivery of the Funds’ current prospectus.

Statement Regarding Availability of Quarterly Portfolio Schedule

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-877-490-2583 or on the Securities and Exchange Commission’s website at http://www.sec.gov. A copy of the Fund’s voting record for the 12-month period ending June 30, 2007 will be available at the SEC’s website at www.sec.gov.

Annual Report : December 31, 2006	18

The Blue Fund Group

Trustees and Officers (Unaudited)

December 31, 2006

TRUSTEES:

Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Joseph J. Andrew, 47 3435 Stelzer Road Columbus, Ohio 43219	Trustee (1)	Since inception of the Trust and until a successor is elected and qualified	Partner, Sonnenschein, Nath & Rosenthal LLP, September 2004-Present; Partner, McDermott Will & Emery LLP, February 2003-September 2004; Partner, Cadwalader, Wickersham & Taft LLP, May 2001-February 2003; Chairman, Democratic National Committee, February 1999- May 2001	None

(1)	Mr. Andrew is a member of Blue Investment Management, LLC, Investment Adviser to the Funds.

DISINTERESTED TRUSTEES:

Rachel Kleinfeld, 30 3435 Stelzer Road Columbus, Ohio 43219	Trustee	Since inception of Trust and until a successor is elected and qualified	Director, Truman National Security Project, October 2004-Present; Senior Consultant, Booz Allen Hamilton, September 2002-May 2003; Consultant, World Bank, June 2001- September 2002	None

Dmitri Mehlhorn, 34 3435 Stelzer Road Columbus, Ohio 43219	Trustee	Since inception of Trust and until a successor is elected and qualified	Director, Gerson Lehrman Group, October 2003-Present; Counsel, Director of Strategy, O’Melveny & Myers, August 2001-September 2003	None

Paul S. Feinberg, 63 3435 Stelzer Road Columbus, Ohio 43219	Trustee	Since July 17, 2006 and until a successor is elected and qualified	Executive Vice President and General Counsel, CitiStreet Associates LLC, July 1990-December 2005	CitiStreet Associates LLC, CitiStreet Equities LLC, CitiStreet Financial Services LLC, CitiStreet Funds Management LLC, and CitiStreet Retirement Services LLC, each prior to January 2000- September 2005

PRINCIPAL OFFICERS:

Daniel Adamson, 30 3435 Stelzer Road Columbus, Ohio 43219	Chief Executive Officer	Since inception of Trust and until a successor is elected and qualified	Chief Executive Officer, Blue Investment Management, LLC - February 2006 through present; Consultant, McKinsey & Company - 3 years; Senior Associate, Trireme Partners - one year; University endowment - one year

Aaron Masek, CPA, 33 3435 Stelzer Road Columbus, OH 43219	Treasurer	Since inception of Trust and until a successor is elected and qualified	Director, Fund Administration, BISYS Fund Services Ohio, Inc. since 2005 and has been employed by BISYS in various other roles since 1997.

Eric Phipps, 35 3435 Stelzer Road Columbus, OH 43219	Chief Compliance Officer	Since July 17, 2006 and until a successor is elected and qualified	Director - Compliance, BISYS Fund Services Ohio, Inc. - December 1995 through October 2004; Staff Accountant, Securities and Exchange Commission - October 2004 through May 2006; Vice President an Chief Compliance Officer; BISYS Fund Services Ohio, Inc. - June 2006 through present

19	The Blue Fund : Invested in Meaningful Change

INVESTMENT ADVISOR

Blue Investment Management, LLC

590 Madison Avenue, 21st floor

New York, New York 10022

ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

DISTRIBUTOR

BISYS Fund Services, LP

3435 Stelzer Road

Columbus, Ohio 43219

CUSTODIAN

The Bank of New York

P.O. Box 11555

New York, New York 10286-1555

COUNSEL

Day Pitney LLP

One International Place

Boston, Massachussetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

For additional information, call 1-877-490-2583.

This material must be preceded or accompanied by a current prospectus.

590 Madison Ave., 21ST Floor	P 212 521 4477
New York, NY 10022	F 212 521 4099	www.bluefund.com

BLUE-AR 0307

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

3(a)(2) There is not an audit committee financial expert serving on its audit committee.

3(a)(3) The Audit Committee does not currently have any members who believe that they qualify as an “audit committee financial expert.” The Audit Committee is confident, however, that its current membership is fully capable of carrying out and fulfilling the responsibilities of being members of the Audit Committee. The Audit Committee currently has no plans to recruit an additional member who would qualify as an “audit committee financial expert”, but will periodically review whether the addition of a member with such qualifications is necessary for the Audit Committee to discharge its responsibilities.

Item 4.	Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$28,575	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

[Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.]

[(e) If any of the services were NOT pre-approved, but otherwise approved by the audit committee, disclose the percentage of each catgegory above.]

[(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.]

[(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, were $11,000 and $0 for each of the last two fiscal years of the registrant.]

[(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.]

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Blue Fund Group

By (Signature and Title)*	/s/ Daniel de F. Adamson
Daniel de F. Adamson, President

Date March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel de F. Adamson
Daniel de F. Adamson, President

Date March 9, 2007

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date March 9, 2007

*	Print the name and title of each signing officer under his or her signature.